Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQAX
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQIX